LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited)	July 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.9%
COMMUNICATION SERVICES - 10.5%
Diversified Telecommunication Services - 2.7%
China Telecom Corp. Ltd., Class H Shares	190,000	$85,438
Emirates Telecommunications Group Co. PJSC	17,295	81,175
Magyar Telekom Telecommunications PLC	4,304	6,289

Total Diversified Telecommunication Services		172,902

Entertainment - 0.1%
Major Cineplex Group PCL	7,100	6,752	(a)

Wireless Telecommunication Services - 7.7%
Advanced Info Service PCL, Registered Shares	12,300	85,186	(a)
China Mobile Ltd.	16,000	136,435
DiGi.Com Bhd	21,500	26,051
Globe Telecom Inc.	300	12,663
Intouch Holdings PCL	23,200	48,090
Maxis Bhd	13,300	18,307
PLAY Communications SA	1,972	16,210
SK Telecom Co. Ltd.	377	79,186
Vodacom Group Ltd.	7,715	64,044

Total Wireless Telecommunication Services		486,172

TOTAL COMMUNICATION SERVICES		665,826

CONSUMER DISCRETIONARY - 6.1%
Auto Components - 0.1%
Mahle-Metal Leve SA	600	3,953

Automobiles - 4.3%
China Motor Corp.	7,000	5,752
Hero MotoCorp Ltd.	918	31,444
Hyundai Motor Co.	1,051	112,375
Indus Motor Co. Ltd.	720	5,110
Kia Motors Corp.	3,211	118,740

Total Automobiles		273,421

Hotels, Restaurants & Leisure - 0.7%
Berjaya Sports Toto Bhd	6,400	4,079
Kangwon Land Inc.	1,666	43,301

Total Hotels, Restaurants & Leisure		47,380

Internet & Direct Marketing Retail - 0.1%
GS Home Shopping Inc.	36	5,091

Multiline Retail - 0.1%
Far Eastern Department Stores Ltd.	9,000	6,831

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
Specialty Retail - 0.1%
Bermaz Auto Bhd	8,400	$5,191
Detsky Mir PJSC	2,630	3,718

Total Specialty Retail		8,909

Textiles, Apparel & Luxury Goods - 0.7%
Formosa Taffeta Co. Ltd.	9,000	10,217
Grendene SA	3,300	6,648
Luthai Textile Co. Ltd., Class B Shares	12,000	12,065
Pou Chen Corp.	4,000	4,946
Ruentex Industries Ltd.	4,000	8,554	*

Total Textiles, Apparel & Luxury Goods		42,430

TOTAL CONSUMER DISCRETIONARY		388,015

CONSUMER STAPLES - 7.9%
Beverages - 2.3%
Ambev SA	24,938	133,883	*
Carlsberg Brewery Malaysia Bhd, Class B Shares	1,500	8,760

Total Beverages		142,643

Food & Staples Retailing - 2.7%
Wal-Mart de Mexico SAB de CV	58,310	173,711

Food Products - 0.9%
Charoen Pokphand Foods PCL	39,700	35,821	(a)
Kuala Lumpur Kepong Bhd	3,900	22,324

Total Food Products		58,145

Personal Products - 0.1%
Hengan International Group Co. Ltd.	500	3,785

Tobacco - 1.9%
KT&G Corp.	1,486	120,955

TOTAL CONSUMER STAPLES		499,239

ENERGY - 13.8%
Oil, Gas & Consumable Fuels - 13.8%
Bangchak Corp. PCL	9,800	9,639	(a)
Banpu PCL Co. Ltd.	49,000	22,783
China Petroleum & Chemical Corp., Class H Shares	48,000	31,028
Coal India Ltd.	12,883	38,292
Formosa Petrochemical Corp.	13,000	44,315
Gazprom PJSC	47,086	175,865
GS Holdings Corp.	601	25,552
IRPC PCL	127,900	19,962	(a)
Motor Oil Hellas Corinth Refineries SA	596	14,864
Oil & Gas Development Co. Ltd.	7,800	6,190
Pakistan Oilfields Ltd.	2,900	7,385

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Pilipinas Shell Petroleum Corp.	6,800	$5,138
PTT PCL	104,300	160,240	(a)
Qatar Gas Transport Co. Ltd.	17,080	11,072
SK Innovation Co. Ltd.	786	113,605
Tatneft PJSC	13,940	163,339
Thai Oil PCL	11,400	25,576	(a)

TOTAL ENERGY		874,845

FINANCIALS - 20.7%
Banks - 20.5%
Abu Dhabi Commercial Bank PJSC	10,068	24,669
Agricultural Bank of China Ltd., Class H Shares	299,000	121,847
Banco Santander Chile	795,534	57,855
Bangkok Bank PCL, Registered Shares	9,900	58,264
Bank of China Ltd., Class H Shares	297,000	121,412
China CITIC Bank Corp. Ltd., Class H Shares	94,000	52,356
China Construction Bank Corp., Class H Shares	112,000	86,848
Doha Bank QPSC	14,410	10,805
Dubai Islamic Bank PJSC	22,803	33,027
First Abu Dhabi Bank PJSC	38,160	164,976
First Financial Holding Co. Ltd.	68,280	51,382
Hong Leong Bank Bhd	3,200	13,928
Industrial Bank of Korea	3,332	37,035
Kiatnakin Bank PCL	4,800	11,393
Krung Thai Bank PCL	43,800	27,913	(a)
Malayan Banking Bhd	50,200	105,230
Masraf Al Rayan QSC	34,730	36,535
Mega Financial Holding Co. Ltd.	94,000	97,037
Moneta Money Bank AS	6,113	21,128
Public Bank Bhd	25,500	135,333
Thanachart Capital PCL	5,400	10,359	(a)
Tisco Financial Group PCL	5,600	18,390	(a)

Total Banks		1,297,722

Capital Markets - 0.1%
China Bills Finance Corp.	8,000	3,794
President Securities Corp.	9,000	3,676

Total Capital Markets		7,470

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Concentradora Hipotecaria SAPI de CV	5,700	5,336

TOTAL FINANCIALS		1,310,528

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
INDUSTRIALS - 3.6%
Commercial Services & Supplies - 0.1%
Cleanaway Co. Ltd.	1,000	$5,113

Construction & Engineering - 0.7%
Gamuda Bhd	18,800	16,902
IJM Corp. Bhd	22,300	12,592
United Integrated Services Co. Ltd.	2,400	12,233

Total Construction & Engineering		41,727

Electrical Equipment - 0.1%
Kung Long Batteries Industrial Co. Ltd.	1,000	5,355

Industrial Conglomerates - 0.9%
Dubai Investments PJSC	23,062	8,602
HAP Seng Consolidated Bhd	4,300	10,316
Industries Qatar QSC	9,850	30,383
Reunert Ltd.	1,775	8,165

Total Industrial Conglomerates		57,466

Marine - 0.2%
MISC Bhd	8,900	15,637

Trading Companies & Distributors - 0.1%
China Aircraft Leasing Group Holdings Ltd.	4,500	4,869

Transportation Infrastructure - 1.5%
China Merchants Port Holdings Co. Ltd.	14,000	23,286
Jiangsu Expressway Co. Ltd., Class H Shares	14,000	18,922
Shenzhen International Holdings Ltd.	11,000	20,432
Westports Holdings Bhd	6,700	6,495
Yuexiu Transport Infrastructure Ltd.	12,000	9,550
Zhejiang Expressway Co. Ltd., Class H Shares	18,000	17,522

Total Transportation Infrastructure		96,207

TOTAL INDUSTRIALS		226,374

INFORMATION TECHNOLOGY - 8.1%
Electronic Equipment, Instruments & Components - 1.0%
Hana Microelectronics PCL	6,000	5,463	(a)
Simplo Technology Co. Ltd.	2,800	21,926
Supreme Electronics Co. Ltd.	6,000	5,441
Synnex Technology International Corp.	15,000	18,499
TXC Corp.	3,000	3,705
WT Microelectronics Co. Ltd.	6,000	7,815

Total Electronic Equipment, Instruments & Components		62,849

IT Services - 3.2%
Cielo SA	10,200	19,627

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
IT Services - (continued)
Infosys Ltd.	15,380	$177,456
Systex Corp.	2,000	4,734

Total IT Services		201,817

Semiconductors & Semiconductor Equipment - 0.8%
Greatek Electronics Inc.	3,000	4,293
Novatek Microelectronics Corp.	1,000	5,338
Radiant Opto-Electronics Corp.	9,000	35,600
Topco Scientific Co. Ltd.	2,000	5,332

Total Semiconductors & Semiconductor Equipment		50,563

Technology Hardware, Storage & Peripherals - 3.1%
Chicony Electronics Co. Ltd.	7,025	17,938
Compal Electronics Inc.	48,000	29,483
Inventec Corp.	31,000	23,229
Qisda Corp.	18,000	11,201
Quanta Computer Inc.	31,000	57,323
Samsung Electronics Co. Ltd.	1,415	54,239
Transcend Information Inc.	2,000	4,374

Total Technology Hardware, Storage & Peripherals		197,787

TOTAL INFORMATION TECHNOLOGY		513,016

MATERIALS - 14.3%
Chemicals - 9.0%
Ciech SA	332	3,420
Engro Fertilizers Ltd.	15,000	6,049
Fauji Fertilizer Co. Ltd.	12,000	7,162
Formosa Chemicals & Fibre Corp.	38,000	116,094
Formosa Plastics Corp.	40,000	129,279
Huabao International Holdings Ltd.	11,000	4,637
Nan Ya Plastics Corp.	51,000	116,940
Petronas Chemicals Group Bhd	24,700	44,833
PhosAgro PJSC, Registered Shares, GDR	3,692	46,039
PTT Global Chemical PCL	35,100	69,047	(a)
Sinopec Shanghai Petrochemical Co. Ltd., Class H Shares	48,000	16,802
Taiwan Styrene Monomer	10,000	7,879

Total Chemicals		568,181

Construction Materials - 2.7%
Qatar National Cement Co. QSC	1,930	3,266
Siam Cement PCL, Registered Shares	6,775	95,606	(a)
Taiwan Cement Corp.	48,400	69,575
Waskita Beton Precast Tbk PT	159,400	4,139

Total Construction Materials		172,586

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
Containers & Packaging - 0.1%
Greatview Aseptic Packaging Co. Ltd.	6,000	$3,303

Metals & Mining - 2.5%
Alrosa PJSC	37,560	48,262
Feng Hsin Steel Co. Ltd.	4,000	7,345
Magnitogorsk Iron & Steel Works PJSC	27,900	18,862
Novolipetsk Steel PJSC	14,310	34,045
Severstal PJSC	2,830	45,903
Tung Ho Steel Enterprise Corp.	8,000	5,544

Total Metals & Mining		159,961

TOTAL MATERIALS		904,031

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Emira Property Fund Ltd.	3,634	3,431
Fibra Uno Administracion SA de CV	35,144	45,674
Hyprop Investments Ltd.	2,966	14,575
IGB Real Estate Investment Trust	13,300	6,188
Pavilion Real Estate Investment Trust	15,900	7,205
Redefine Properties Ltd.	62,476	38,789
Yuexiu Real Estate Investment Trust	22,000	15,205

Total Equity Real Estate Investment Trusts (REITs)		131,067

Real Estate Management & Development - 1.4%
Aldar Properties PJSC	26,407	16,607
Barwa Real Estate Co.	12,660	12,414
Land & Houses PCL	82,100	30,165
LSR Group PJSC, Registered Shares, GDR	5,344	13,521
Quality Houses PCL	78,600	7,769	(a)
Sansiri PCL	122,700	5,945	(a)
United Development Co. QSC	16,680	6,368

Total Real Estate Management & Development		92,789

TOTAL REAL ESTATE		223,856

UTILITIES - 7.4%
Electric Utilities - 3.1%
Enel Chile SA	313,563	28,542
Tenaga Nasional Bhd	43,100	144,346
Transmissora Alianca de Energia Eletrica SA	3,300	24,312

Total Electric Utilities		197,200

Gas Utilities - 0.3%
Petronas Gas Bhd	5,000	19,484

Independent Power and Renewable Electricity Producers - 3.5%
CGN Power Co. Ltd., Class H Shares	96,000	27,839

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY		SHARES	VALUE
Independent Power and Renewable Electricity Producers - (continued)
China Resources Power Holdings Co. Ltd.		24,000	$34,645
Electricity Generating PCL		2,300	24,604	(a)
Engie Brasil Energia SA		3,930	50,428
Hub Power Co. Ltd.		14,830	6,538
NTPC Ltd.		30,071	55,324
Ratch Group PCL		8,500	18,656
Unipro PJSC		134,000	5,620

Total Independent Power and Renewable Electricity Producers			223,654

Water Utilities - 0.5%
Aguas Andinas SA, Class A Shares		29,543	16,607
Inversiones Aguas Metropolitanas SA		4,283	6,281
TTW PCL		12,900	5,662	(a)

Total Water Utilities			28,550

TOTAL UTILITIES			468,888

TOTAL COMMON STOCKS (Cost - $6,010,635)			6,074,618

	RATE
PREFERRED STOCKS - 2.6%
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
Telefonica Brasil SA	—	7,700	106,805

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Transneft PJSC	—	15	37,294

FINANCIALS - 0.1%
Capital Markets - 0.1%
Daishin Securities Co. Ltd., (Preference Shares)	—	615	4,741

UTILITIES - 0.2%
Water Utilities - 0.2%
Cia de Saneamento do Parana	—	3,200	13,437

TOTAL PREFERRED STOCKS (Cost - $156,860)			162,277

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $6,167,495)			6,236,895

SHORT-TERM INVESTMENTS - 0.2%
Invesco Treasury Portfolio, Institutional Class (Cost - $13,989)	2.157%	13,989	13,989

TOTAL INVESTMENTS - 98.7% (Cost - $6,181,484)			6,250,884
Other Assets in Excess of Liabilities - 1.3%			84,651

TOTAL NET ASSETS - 100.0%			$6,335,535

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2019

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:

GDR	— Global Depositary Receipts
PJSC	— Private Joint Stock Company

At July 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI Emerging Markets Index Futures	1	9/19	$51,528	$51,280	$(248)

At July 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	340,149	BRL	1,301,372	Bank of New York	8/13/19	$(5,425)
USD	113,290	CLP	77,433,947	Bank of New York	8/13/19	2,819
USD	24,345	CZK	552,644	Bank of New York	8/13/19	374
USD	15,499	EUR	13,773	Bank of New York	8/13/19	148
USD	738,617	KRW	867,868,777	Bank of New York	8/13/19	4,766
USD	217,464	MXN	4,168,567	Bank of New York	8/13/19	(1,629)
USD	18,715	PHP	961,971	Bank of New York	8/13/19	(180)
USD	20,218	PLN	76,559	Bank of New York	8/13/19	322
USD	113,382	QAR	412,709	Bank of New York	8/13/19	(8)
USD	557,951	RUB	35,625,004	Bank of New York	8/13/19	(2,633)
USD	990,291	TWD	30,758,438	Bank of New York	8/13/19	371
USD	130,705	ZAR	1,862,619	Bank of New York	8/13/19	(489)
USD	647,356	MYR	2,679,085	HSBC BANK USA, N.A.	8/13/19	(1,726)
USD	894,897	HKD	6,978,683	UBS AG	8/13/19	3,222
USD	819,816	THB	25,258,217	UBS AG	8/13/19	(1,722)
USD	307,880	INR	21,145,202	Bank of New York	8/14/19	927
USD	308,786	AED	1,134,574	UBS AG	8/15/19	(74)

Total						$(937)

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2019

Abbreviations used in this table:

AED	— United Arab Emirates Dirham
BRL	— Brazilian Real
CLP	— Chilean Peso
CZK	— Czech Koruna
EUR	— Euro
HKD	— Hong Kong Dollar
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PHP	— Philippine Peso
PLN	— Polish Zloty
QAR	— Qatari Rial
RUB	— Russian Ruble
THB	— Thai Baht
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Emerging Markets Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on the Cboe BZX Exchange, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS Emerging Markets Low Volatility High Dividend Hedged Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable companies in emerging markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and currencies in which the component securities are denominated and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which

Notes to Schedule of Investments (unaudited) (continued)

may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender

Notes to Schedule of Investments (unaudited) (continued)

offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$573,888	$91,938	—	$665,826
Consumer Staples	463,418	35,821	—	499,239
Energy	659,428	215,417	—	874,845
Financials	1,253,866	56,662	—	1,310,528
Information Technology	507,553	5,463	—	513,016
Materials	739,378	164,653	—	904,031
Real Estate	210,142	13,714	—	223,856
Utilities	438,622	30,266	—	468,888
Other Common Stocks	614,389	—	—	614,389
Preferred Stocks	162,277	—	—	162,277

Total Long-Term Investments	5,622,961	613,934	—	6,236,895

Short-Term Investments†	13,989	—	—	13,989

Total Investments	$5,636,950	$613,934	—	$6,250,884

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$12,949	—	$12,949

Total	$5,636,950	$626,883	—	$6,263,833

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$248	—	—	$248
Forward Foreign Currency Contracts	—	$13,886	—	13,886

Total other Financial Instruments	$248	$13,886	—	$14,134

†	See Schedule of Investments for additional detailed categorizations.

LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited)	July 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
COMMUNICATION SERVICES - 0.5%
Media - 0.5%
Eutelsat Communications SA	2,124	$40,959
SES SA FDR	4,383	73,005

TOTAL COMMUNICATION SERVICES		113,964

ENERGY - 21.1%
Oil, Gas & Consumable Fuels - 21.1%
Enagas SA	7,683	168,305
Enbridge Inc.	27,361	918,458
Inter Pipeline Ltd.	7,740	130,911
Kinder Morgan Inc.	23,665	487,972
Koninklijke Vopak NV	1,510	74,983
Kunlun Energy Co. Ltd.	56,643	49,712
ONEOK Inc.	4,439	311,085
Pembina Pipeline Corp.	13,760	501,821
Snam SpA	61,615	304,525
TC Energy Corp.	21,867	1,076,073
Williams Cos. Inc.	16,361	403,135

TOTAL ENERGY		4,426,980

INDUSTRIALS - 24.7%
Road & Rail - 10.4%
Aurizon Holdings Ltd.	66,007	262,053
Central Japan Railway Co.	2,765	558,220
East Japan Railway Co.	8,866	816,986
Genesee & Wyoming Inc., Class A Shares	749	82,248	*
Kansas City Southern	1,355	167,668
West Japan Railway Co.	3,629	298,743

Total Road & Rail		2,185,918

Transportation Infrastructure - 14.3%
Aena SME SA	2,520	460,426
Atlantia SpA	10,440	270,372
Atlas Arteria Ltd.	15,613	88,135
CCR SA	11,469	45,722
China Merchants Port Holdings Co. Ltd.	25,861	43,014
Enav SpA	8,679	48,161
Flughafen Zurich AG	648	118,865
Fraport AG Frankfurt Airport Services Worldwide	1,268	106,901
Grupo Aeroportuario del Centro Norte SAB de CV	5,360	33,252
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	7,284	73,791
International Container Terminal Services Inc.	17,085	45,325

See Notes to Schedule of Investments.

1

LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
Transportation Infrastructure - (continued)
Jiangsu Expressway Co. Ltd., Class H Shares	25,140	$33,979
Malaysia Airports Holdings Bhd	17,502	35,585
Promotora y Operadora de Infraestructura SAB de CV	4,484	40,748
Sydney Airport	76,375	440,083
Transurban Group	105,027	1,125,663

Total Transportation Infrastructure		3,010,022

TOTAL INDUSTRIALS		5,195,940

REAL ESTATE - 5.3%
Equity Real Estate Investment Trusts (REITs) - 5.3%
Crown Castle International Corp.	8,334	1,110,589

UTILITIES - 47.7%
Electric Utilities - 31.4%
ALLETE Inc.	461	40,084
American Electric Power Co. Inc.	3,990	350,362
CEZ AS	1,867	42,182
Chubu Electric Power Co. Inc.	4,560	64,636
CK Infrastructure Holdings Ltd.	9,205	71,555
CLP Holdings Ltd.	27,691	301,570
Contact Energy Ltd.	9,762	50,190
Duke Energy Corp.	6,537	566,889
Edison International	1,463	109,052
EDP - Energias de Portugal SA	25,986	96,086
Emera Inc.	2,139	89,264
Endesa SA	3,240	80,626
Enel Americas SA	374,193	62,006
Enel SpA	87,385	603,128
Entergy Corp.	1,702	179,765
Equatorial Energia SA	1,529	38,524
Evergy Inc.	2,188	132,352
Exelon Corp.	8,696	391,842
FirstEnergy Corp.	3,571	157,017
Fortis Inc.	3,846	152,358
HK Electric Investments & HK Electric Investments Ltd.	34,345	34,837
Hydro One Ltd.	2,534	44,981
Iberdrola SA	92,856	886,017
Iberdrola SA	1,857	17,719	*(a)
IDACORP Inc.	450	45,927
Korea Electric Power Corp.	2,379	56,102	*
OGE Energy Corp.	1,795	77,095
Pinnacle West Capital Corp.	1,006	91,767

See Notes to Schedule of Investments.

2

LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
Electric Utilities - (continued)
Portland General Electric Co.	800	$43,880
Power Assets Holdings Ltd.	20,721	148,633
PPL Corp.	6,484	192,121
Red Electrica Corp. SA	6,544	124,592
Southern Co.	9,342	525,020
SSE PLC	11,506	155,044
Tenaga Nasional Bhd	46,893	157,049
Terna Rete Elettrica Nazionale SpA	16,033	98,253
Tohoku Electric Power Co. Inc.	3,817	38,354
Xcel Energy Inc.	4,615	275,100

Total Electric Utilities		6,591,979

Gas Utilities - 1.7%
APA Group	8,904	67,753
Atmos Energy Corp.	1,040	113,402
Naturgy Energy Group SA	3,291	83,910
Spire Inc.	443	36,508
Tokyo Gas Co. Ltd.	2,155	54,016

Total Gas Utilities		355,589

Independent Power and Renewable Electricity Producers - 0.6%
AES Corp.	2,972	49,900
CGN Power Co. Ltd., Class H Shares	126,939	36,811
Meridian Energy Ltd.	14,247	44,241

Total Independent Power and Renewable Electricity Producers		130,952

Multi-Utilities - 13.2%
Algonquin Power & Utilities Corp.	4,452	55,737
Ameren Corp.	2,195	166,140
CenterPoint Energy Inc.	4,050	117,490
Consolidated Edison Inc.	2,933	249,188
Dominion Energy Inc.	7,186	533,848
DTE Energy Co.	1,472	187,106
E.ON SE	11,500	115,928
Engie SA	19,767	306,359
National Grid PLC	38,268	395,616
Public Service Enterprise Group Inc.	4,536	259,232
RWE AG	2,117	57,654
Veolia Environnement SA	4,249	108,100
WEC Energy Group Inc.	2,546	217,581

Total Multi-Utilities		2,769,979

Water Utilities - 0.8%
Pennon Group PLC	3,815	33,503

See Notes to Schedule of Investments.

3

LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY		SHARES	VALUE
Water Utilities - (continued)
Severn Trent PLC		2,561	$63,187
United Utilities Group PLC		7,633	73,704

Total Water Utilities			170,394

TOTAL UTILITIES			10,018,893

TOTAL COMMON STOCKS (Cost - $20,158,910)			20,866,366

	RATE
PREFERRED STOCKS - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Transneft PJSC (Cost - $46,123)	—	16	39,781

TOTAL INVESTMENTS - 99.5% (Cost - $20,205,033)			20,906,147
Other Assets in Excess of Liabilities - 0.5%			113,082

TOTAL NET ASSETS - 100.0%			$21,019,229

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:

FDR	— Fiduciary Depositary Receipts
PJSC	— Private Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Global Infrastructure ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the RARE Global Infrastructure Index (the “Underlying Index”). The Underlying Index is constructed from global infrastructure-related equity securities and utilizes a proprietary methodology created and sponsored by RARE Infrastructure (North America) Pty Limited (“RARE”), the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are

5

Notes to Schedule of Investments (unaudited) (continued)

valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

6

Notes to Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Utilities	$10,001,174	$17,719	—	$10,018,893
Other Common Stocks	10,847,473	—	—	10,847,473
Preferred Stocks	39,781	—	—	39,781

Total Investments	$20,888,428	$17,719	—	$20,906,147

†	See Schedule of Investments for additional detailed categorizations.

7

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited)	July 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.6%
COMMUNICATION SERVICES - 20.5%
Diversified Telecommunication Services - 16.7%
BCE Inc.	27,446	$1,246,529
BT Group PLC	405,938	960,203
CITIC Telecom International Holdings Ltd.	82,998	34,353
HKT Trust & HKT Ltd.	134,500	215,120
Proximus SADP	10,137	291,306
Singapore Telecommunications Ltd.	256,700	624,611
Swisscom AG, Registered Shares	2,661	1,296,902
Telefonica SA	139,560	1,075,427
Telia Co. AB	200,024	899,708
Telstra Corp. Ltd.	301,959	826,257
TELUS Corp.	17,160	619,937

Total Diversified Telecommunication Services		8,090,353

Media - 1.2%
Atresmedia Corp. de Medios de Comunicacion SA	8,848	34,736
Eutelsat Communications SA	8,408	162,140
Lagardere SCA	4,767	108,805
Mediaset Espana Comunicacion SA	15,146	89,748
Metropole Television SA	1,611	28,161
RTL Group SA	2,805	139,165

Total Media		562,755

Wireless Telecommunication Services - 2.6%
NTT DOCOMO Inc.	51,700	1,245,181

TOTAL COMMUNICATION SERVICES		9,898,289

CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.5%
Bridgestone Corp.	5,800	219,019

Automobiles - 9.0%
Bayerische Motoren Werke AG	14,785	1,100,130
Daimler AG, Registered Shares	20,708	1,081,224
Nissan Motor Co. Ltd.	142,100	930,276
Toyota Motor Corp.	19,400	1,255,036

Total Automobiles		4,366,666

Hotels, Restaurants & Leisure - 0.1%
Marston’s PLC	20,468	26,791

Household Durables - 2.4%
Barratt Developments PLC	63,809	504,101

See Notes to Schedule of Investments.

1

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
Household Durables - (continued)
Crest Nicholson Holdings PLC	15,765	$70,844
Persimmon PLC	24,044	591,463

Total Household Durables		1,166,408

Multiline Retail - 0.3%
Harvey Norman Holdings Ltd.	44,114	133,481

Textiles, Apparel & Luxury Goods - 0.1%
Li & Fung Ltd.	309,847	43,541
Pacific Textiles Holdings Ltd.	32,999	26,052

Total Textiles, Apparel & Luxury Goods		69,593

TOTAL CONSUMER DISCRETIONARY		5,981,958

CONSUMER STAPLES - 3.9%
Tobacco - 3.9%
British American Tobacco PLC	19,645	710,084
Japan Tobacco Inc.	51,400	1,145,405
Scandinavian Tobacco Group A/S	2,342	24,828

TOTAL CONSUMER STAPLES		1,880,317

ENERGY - 11.7%
Oil, Gas & Consumable Fuels - 11.7%
Enagas SA	19,952	437,071
Eni SpA	59,834	946,259
Paz Oil Co. Ltd.	193	27,574
Repsol SA	70,533	1,129,674
Royal Dutch Shell PLC, Class A Shares	38,361	1,218,431
Snam SpA	148,124	732,085
Total SA	21,604	1,131,375
Z Energy Ltd.	10,924	46,792

TOTAL ENERGY		5,669,261

FINANCIALS - 19.1%
Banks - 12.2%
Canadian Imperial Bank of Commerce	14,023	1,108,790
Commonwealth Bank of Australia	23,693	1,343,992
National Australia Bank Ltd.	69,187	1,359,561
Nordea Bank Abp	133,748	864,406
Swedbank AB, Class A Shares	49,362	680,241
Westpac Banking Corp.	28,117	555,227

Total Banks		5,912,217

Capital Markets - 0.5%
Bolsas y Mercados Espanoles SHMSF SA	1,898	45,181

See Notes to Schedule of Investments.

2

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
Capital Markets - (continued)
IGM Financial Inc.	3,728	$103,509
Jupiter Fund Management PLC	22,043	100,891

Total Capital Markets		249,581

Insurance - 6.1%
Legal & General Group PLC	209,016	670,024
Poste Italiane SpA	41,338	444,609
Power Financial Corp.	8,230	181,064
Sampo oyj, Class A Shares	13,429	563,236
Zurich Insurance Group AG	3,064	1,072,400

Total Insurance		2,931,333

Thrifts & Mortgage Finance - 0.3%
Aareal Bank AG	4,132	119,063

TOTAL FINANCIALS		9,212,194

INDUSTRIALS - 8.3%
Aerospace & Defense - 0.3%
Singapore Technologies Engineering Ltd.	48,000	148,712

Air Freight & Logistics - 0.1%
Oesterreichische Post AG	1,371	46,099

Construction & Engineering - 0.7%
Skanska AB, Class B Shares	18,148	341,937

Industrial Conglomerates - 1.4%
CK Hutchison Holdings Ltd.	73,049	687,293

Marine - 1.1%
Kuehne + Nagel International AG, Registered Shares	3,498	518,517

Professional Services - 1.7%
Adecco Group AG, Registered Shares	15,226	837,584

Road & Rail - 0.5%
ComfortDelGro Corp. Ltd.	106,100	210,099

Trading Companies & Distributors - 1.2%
Marubeni Corp.	88,400	578,070

Transportation Infrastructure - 1.3%
Aena SME SA	3,512	641,674

TOTAL INDUSTRIALS		4,009,985

INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.1%
VTech Holdings Ltd.	7,031	61,931

IT Services - 0.1%
Tieto oyj	1,354	34,794

See Notes to Schedule of Investments.

3

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 2.0%
Canon Inc.	34,800	$952,092

TOTAL INFORMATION TECHNOLOGY		1,048,817

MATERIALS - 1.2%
Paper & Forest Products - 1.2%
Navigator Co. SA	8,234	27,943
UPM-Kymmene oyj	19,999	544,425

TOTAL MATERIALS		572,368

REAL ESTATE - 6.5%
Equity Real Estate Investment Trusts (REITs) - 6.1%
Artis Real Estate Investment Trust	3,931	34,965
Ascendas Real Estate Investment Trust	171,100	382,570
CapitaLand Commercial Trust	160,020	240,869
CapitaLand Mall Trust	148,600	284,485
Charter Hall Retail REIT	15,088	47,005
Cromwell Property Group	53,860	43,805
Daiwa House REIT Investment Corp.	35	85,908
Dream Global Real Estate Investment Trust	5,965	64,004
Frontier Real Estate Investment Corp.	18	77,753
H&R Real Estate Investment Trust	9,027	155,909
Hankyu Reit Inc.	38	54,248
Industrial & Infrastructure Fund Investment Corp.	66	86,561
Invesco Office J-Reit Inc.	321	57,178
Japan Logistics Fund Inc.	34	81,826
Japan Rental Housing Investments Inc.	49	41,249
Kenedix Retail REIT Corp.	28	67,128
Keppel DC REIT	34,748	43,418
Mapletree Commercial Trust	91,500	138,398
Mapletree Industrial Trust	65,600	107,851
Mapletree Logistics Trust	143,000	160,915
Mapletree North Asia Commercial Trust	62,600	64,954
Mirai Corp.	110	57,242
Mori Hills REIT Investment Corp., Class C Shares	55	81,202
NIPPON REIT Investment Corp.	14	56,348
RioCan Real Estate Investment Trust	10,992	217,806
SmartCentres Real Estate Investment Trust	3,737	92,176
Suntec Real Estate Investment Trust	81,200	113,326

Total Equity Real Estate Investment Trusts (REITs)		2,939,099

Real Estate Management & Development - 0.4%
Swiss Prime Site AG, Registered Shares	2,562	226,569	*

TOTAL REAL ESTATE		3,165,668

See Notes to Schedule of Investments.

4

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY		SHARES	VALUE
UTILITIES - 11.8%
Electric Utilities - 8.5%
Emera Inc.		11,124	$464,224
Endesa SA		25,293	629,403
Enel SpA		184,088	1,270,569
Iberdrola SA		130,196	1,242,309
Red Electrica Corp. SA		25,332	482,299

Total Electric Utilities			4,088,804

Independent Power and Renewable Electricity Producers - 0.2%
Capital Power Corp.		4,534	102,271

Multi-Utilities - 2.4%
National Grid PLC		109,834	1,135,468
REN - Redes Energeticas Nacionais SGPS SA		11,001	29,947

Total Multi-Utilities			1,165,415

Water Utilities - 0.7%
United Utilities Group PLC		37,806	365,055

TOTAL UTILITIES			5,721,545

TOTAL COMMON STOCKS (Cost - $51,258,139)			47,160,402

	RATE
PREFERRED STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Bayerische Motoren Werke AG (Cost - $105,706)	—	1,264	75,785

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $51,363,845)			47,236,187

SHORT-TERM INVESTMENTS - 0.5%
Invesco Treasury Portfolio, Institutional Class (Cost - $231,298)	2.157%	231,298	231,298

TOTAL INVESTMENTS - 98.2% (Cost - $51,595,143)			47,467,485
Other Assets in Excess of Liabilities - 1.8%			849,718

TOTAL NET ASSETS - 100.0%			$48,317,203

*	Non-income producing security.

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

At July 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI EAFE Index Futures	2	9/19	$191,355	$188,530	$(2,825)

See Notes to Schedule of Investments.

5

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2019

At July 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	132,028	CHF	129,747	Bank of New York	8/13/19	$810
USD	3,951,621	CHF	3,906,395	Bank of New York	8/13/19	918
USD	498,455	EUR	441,975	Bank of New York	8/13/19	5,824
USD	14,938,684	EUR	13,274,736	Bank of New York	8/13/19	142,483
USD	234,317	JPY	25,257,474	Bank of New York	8/13/19	1,459
USD	7,022,098	JPY	759,739,780	Bank of New York	8/13/19	17,781
USD	137,405	AUD	195,967	UBS AG	8/13/19	2,268
USD	4,106,227	AUD	5,883,453	UBS AG	8/13/19	49,067
USD	144,873	CAD	188,907	UBS AG	8/13/19	976
USD	4,330,271	CAD	5,671,239	UBS AG	8/13/19	10,297
USD	212,961	GBP	169,317	UBS AG	8/13/19	5,503
USD	6,370,445	GBP	5,084,385	UBS AG	8/13/19	140,746
USD	36,029	HKD	281,776	UBS AG	8/13/19	26
USD	1,082,417	HKD	8,441,361	UBS AG	8/13/19	3,854
USD	97,630	SEK	914,411	UBS AG	8/13/19	2,213
USD	2,929,470	SEK	27,569,024	UBS AG	8/13/19	52,690
USD	85,337	SGD	115,977	UBS AG	8/13/19	576
USD	2,557,476	SGD	3,479,464	UBS AG	8/13/19	14,539

Total						$452,030

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason International Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on the Cboe BZX Exchange, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS International Low Volatility High Dividend Hedged Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which

7

Notes to Schedule of Investments (unaudited) (continued)

may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender

8

Notes to Schedule of Investments (unaudited) (continued)

offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

9

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$47,160,402	—	—	$47,160,402
Preferred Stocks	75,785	—	—	75,785

Total Long-Term Investments	47,236,187	—	—	47,236,187

Short-Term Investments†	231,298	—	—	231,298

Total Investments	$47,467,485	—	—	$47,467,485

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$452,030	—	$452,030

Total	$47,467,485	$452,030	—	$47,919,515

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$2,825	—	—	$2,825

†	See Schedule of Investments for additional detailed categorizations.

10

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited)	July 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
COMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 4.9%
AT&T Inc.	535,349	$18,228,633
Verizon Communications Inc.	293,747	16,235,397

Total Diversified Telecommunication Services		34,464,030

Media - 2.0%
Omnicom Group Inc.	180,405	14,472,089

TOTAL COMMUNICATION SERVICES		48,936,119

CONSUMER DISCRETIONARY - 5.9%
Automobiles - 2.3%
Ford Motor Co.	1,730,508	16,491,741

Distributors - 1.2%
Genuine Parts Co.	85,445	8,298,418

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	243,471	11,499,135
Las Vegas Sands Corp.	7,167	433,174

Total Hotels, Restaurants & Leisure		11,932,309

Specialty Retail - 0.7%
L Brands Inc.	191,684	4,974,200

TOTAL CONSUMER DISCRETIONARY		41,696,668

CONSUMER STAPLES - 14.2%
Beverages - 2.6%
PepsiCo Inc.	141,058	18,028,623

Food Products - 6.9%
Archer-Daniels-Midland Co.	346,945	14,252,501
General Mills Inc.	335,495	17,818,139
Kellogg Co.	277,532	16,157,913

Total Food Products		48,228,553

Household Products - 2.7%
Procter & Gamble Co.	162,242	19,151,046

Tobacco - 2.0%
Altria Group Inc.	302,617	14,244,182

TOTAL CONSUMER STAPLES		99,652,404

ENERGY - 6.2%
Oil, Gas & Consumable Fuels - 6.2%
Exxon Mobil Corp.	212,592	15,808,341
Phillips 66	145,950	14,968,632
Valero Energy Corp.	147,797	12,599,694

TOTAL ENERGY		43,376,667

See Notes to Schedule of Investments.

1

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
FINANCIALS - 7.5%
Banks - 4.8%
FNB Corp.	244,449	$2,945,611
Huntington Bancshares Inc.	1,264,097	18,013,382
PacWest Bancorp	106,825	4,126,650
People’s United Financial Inc.	357,739	5,874,074
Umpqua Holdings Corp.	157,711	2,753,634

Total Banks		33,713,351

Capital Markets - 0.6%
Cohen & Steers Inc.	10,828	567,062
Invesco Ltd.	208,146	3,994,322

Total Capital Markets		4,561,384

Insurance - 0.7%
CNA Financial Corp.	27,739	1,328,421
Old Republic International Corp.	148,508	3,387,467

Total Insurance		4,715,888

Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Arbor Realty Trust Inc.	88,102	1,073,963
TPG RE Finance Trust Inc.	34,090	673,278

Total Mortgage Real Estate Investment Trusts (REITs)		1,747,241

Thrifts & Mortgage Finance - 1.1%
New York Community Bancorp Inc.	543,858	6,270,683
Northwest Bancshares Inc.	58,794	1,008,317
Provident Financial Services Inc.	18,175	439,471

Total Thrifts & Mortgage Finance		7,718,471

TOTAL FINANCIALS		52,456,335

HEALTH CARE - 5.0%
Pharmaceuticals - 5.0%
Merck & Co. Inc.	222,682	18,480,379
Pfizer Inc.	422,052	16,392,500

TOTAL HEALTH CARE		34,872,879

INDUSTRIALS - 7.0%
Air Freight & Logistics - 2.4%
United Parcel Service Inc., Class B Shares	143,291	17,118,976

Electrical Equipment - 4.5%
Eaton Corp. PLC	205,170	16,862,922
Emerson Electric Co.	224,995	14,597,676

Total Electrical Equipment		31,460,598

Trading Companies & Distributors - 0.1%
Aircastle Ltd.	32,600	677,754

TOTAL INDUSTRIALS		49,257,328

See Notes to Schedule of Investments.

2

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 3.9%
IT Services - 3.9%
Paychex Inc.	182,298	$15,139,849
Western Union Co.	570,468	11,979,828

TOTAL INFORMATION TECHNOLOGY		27,119,677

MATERIALS - 1.0%
Chemicals - 1.0%
LyondellBasell Industries NV, Class A Shares	87,121	7,291,157

REAL ESTATE - 16.0%
Equity Real Estate Investment Trusts (REITs) - 16.0%
Apple Hospitality REIT Inc.	108,507	1,704,645
Chatham Lodging Trust	24,909	444,875
Crown Castle International Corp.	138,569	18,465,705
DiamondRock Hospitality Co.	265,228	2,670,846
Easterly Government Properties Inc.	39,183	739,383
EPR Properties	39,759	2,959,262
Four Corners Property Trust Inc.	31,092	837,619
Gaming and Leisure Properties Inc.	130,377	4,916,517
Getty Realty Corp.	11,778	353,104
Highwoods Properties Inc.	66,574	3,017,799
Hospitality Properties Trust	75,752	1,871,832
Industrial Logistics Properties Trust	34,829	744,644
Lamar Advertising Co., Class A Shares	35,457	2,869,180
Lexington Realty Trust	115,806	1,143,005
LTC Properties Inc.	19,703	908,111
Monmouth Real Estate Investment Corp.	33,458	461,386
National Health Investors Inc.	21,138	1,677,934
National Retail Properties Inc.	99,578	5,201,955
Piedmont Office Realty Trust Inc., Class A Shares	78,087	1,624,990
Public Storage	49,734	12,073,426
Realty Income Corp.	190,998	13,218,972
STORE Capital Corp.	168,523	5,765,172
Ventas Inc.	211,942	14,261,577
VICI Properties Inc.	300,740	6,417,792
WP Carey Inc.	99,751	8,632,452

TOTAL REAL ESTATE		112,982,183

UTILITIES - 25.3%
Electric Utilities - 12.8%
American Electric Power Co. Inc.	207,912	18,256,753
Duke Energy Corp.	193,798	16,806,162
Evergy Inc.	174,510	10,556,110

See Notes to Schedule of Investments.

3

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY		SHARES	VALUE
Electric Utilities - (continued)
Eversource Energy		183,016	$13,883,594
OGE Energy Corp.		129,021	5,541,452
Pinnacle West Capital Corp.		97,469	8,891,122
Xcel Energy Inc.		276,518	16,483,238

Total Electric Utilities			90,418,431

Multi-Utilities - 12.5%
Ameren Corp.		138,450	10,479,280
Consolidated Edison Inc.		184,570	15,681,067
Dominion Energy Inc.		229,803	17,072,065
DTE Energy Co.		101,752	12,933,697
Public Service Enterprise Group Inc.		290,920	16,626,078
WEC Energy Group Inc.		176,219	15,059,676

Total Multi-Utilities			87,851,863

TOTAL UTILITIES			178,270,294

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $660,527,298)			695,911,711

	RATE
SHORT-TERM INVESTMENTS - 0.9%
Invesco Treasury Portfolio, Institutional Class (Cost - $6,618,948)	2.157%	6,618,948	6,618,948

TOTAL INVESTMENTS - 99.8% (Cost - $667,146,246)			702,530,659
Other Assets in Excess of Liabilities - 0.2%			1,426,207

TOTAL NET ASSETS - 100.0%			$703,956,866

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

At July 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-Mini S&P 500 Index	30	9/19	$4,377,342	$4,473,450	$96,108

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS Low Volatility High Dividend Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Underlying Index is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads,

5

Notes to Schedule of Investments (unaudited) (continued)

default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

6

Notes to Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$695,911,711	—	—	$695,911,711
Short-Term Investments†	6,618,948	—	—	6,618,948

Total Investments	$702,530,659	—	—	$702,530,659

Other Financial Instruments:
Futures Contracts	$96,108	—	—	$96,108

Total	$702,626,767	—	—	$702,626,767

†	See Schedule of Investments for additional detailed categorizations.

7